Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Significant Accounting Policies - Entities included in consolidation

The accompanying consolidated financial statements include the following entities:

Statements of Operations
Company name	Vessel name	Country of incorporation	2020	2019	2018
Libra Shipping Enterprises Corporation(1)	Navios Libra II	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Alegria Shipping Corporation	Navios Alegria	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Felicity Shipping Corporation(2)	Navios Felicity	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Gemini Shipping Corporation(3)	Navios Gemini S	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Galaxy Shipping Corporation(4)	Navios Galaxy I	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Aurora Shipping Enterprises Ltd.	Navios Hope	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Palermo Shipping S.A.(5)	Navios Apollon	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Fantastiks Shipping Corporation(13)	Navios Fantastiks	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Sagittarius Shipping Corporation(13)	Navios Sagittarius	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Hyperion Enterprises Inc.	Navios Hyperion	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Chilali Corp.	Navios Aurora II	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Surf Maritime Co.	Navios Pollux	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Pandora Marine Inc.	Navios Melodia	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Customized Development S.A.	Navios Fulvia	Liberia	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Kohylia Shipmanagement S.A.	Navios Luz	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Orbiter Shipping Corp.	Navios Orbiter	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Floral Marine Ltd.	Navios Buena Ventura	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Golem Navigation Limited(16)	Navios Soleil	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Kymata Shipping Co.	Navios Helios	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Joy Shipping Corporation	Navios Joy	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Micaela Shipping Corporation	Navios Harmony	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Pearl Shipping Corporation	Navios Sun	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Velvet Shipping Corporation	Navios La Paix	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Perigiali Navigation Limited(13)	Navios Beaufiks	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Finian Navigation Co. (13)	Navios Ace	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Ammos Shipping Corp.	Navios Prosperity I	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Wave Shipping Corp.	Navios Libertas	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Casual Shipholding Co. (13)	Navios Sol	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Avery Shipping Company	Navios Symphony	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Coasters Ventures Ltd.	Navios Christine B	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Ianthe Maritime S.A.	Navios Aster	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Rubina Shipping Corporation	Hyundai Hongkong	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Topaz Shipping Corporation	Hyundai Singapore	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Beryl Shipping Corporation	Hyundai Tokyo	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Cheryl Shipping Corporation	Hyundai Shanghai	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Christal Shipping Corporation	Hyundai Busan	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Fairy Shipping Corporation(6)	YM Utmost	Marshall Is.	—	—	1/01 – 7/02
Limestone Shipping Corporation(6)	YM Unity	Marshall Is.	—	—	1/01 – 7/02
Dune Shipping Corp.(7)	MSC Cristina	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Citrine Shipping Corporation	—	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Cavalli Navigation Inc.	—	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Seymour Trading Limited	Navios Altair I	Marshall Is.	1/01 – 12/31	1/01 – 12/31	6/07 – 12/31
Goldie Services Company	Navios Symmetry	Marshall Is.	1/01 – 12/31	1/01 – 12/31	5/21 – 12/31
Andromeda Shiptrade Limited	Navios Apollon I	Marshall Is.	1/01 – 12/31	1/01 – 12/31	5/09 – 12/31
Esmeralda Shipping Corporation	Navios Sphera	Marshall Is.	1/01 – 12/31	1/01 – 12/31	8/31 – 12/31
Triangle Shipping Corporation	Navios Mars	Marshall Is.	1/01 – 12/31	1/01 – 12/31	8/31 – 12/31
Oceanus Shipping Corporation(8)	Castor N	Marshall Is.	1/01 – 12/31	12/13 – 12/31	—
Cronus Shipping Corporation(8)	Protostar N	Marshall Is.	1/01 – 12/31	12/13 – 12/31	—
Leto Shipping Corporation(8)	Esperanza N	Marshall Is.	1/01 – 12/31	12/13 – 12/31	—
Dionysus Shipping Corporation(8)	Harmony N	Marshall Is.	1/01 – 12/31	12/13 – 12/31	—
Prometheus Shipping Corporation(8)	Solar N	Marshall Is.	1/01 – 12/31	12/13 – 12/31	—
Camelia Shipping Inc.(9)	Navios Camelia	Marshall Is.	1/01 – 12/31	12/16 – 12/31	—
Anthos Shipping Inc.(9)	Navios Anthos	Marshall Is.	1/01 – 12/31	12/16 – 12/31	—
Azalea Shipping Inc.(9)	Navios Azalea	Marshall Is.	1/01 – 12/31	12/16 – 12/31	—
Amaryllis Shipping Inc.(9)	Navios Amaryllis	Marshall Is.	1/01 – 12/31	12/16 – 12/31	—
Zaffre Shipping Corporation(14)	Serenitas N	Marshall Is.	6/29 – 12/31	—	—
Wenge Shipping Corporation(14)	Joie N	Marshall Is.	6/29 – 12/31	—	—
Sunstone Shipping Corporation(14)	Copernicus N	Marshall Is.	6/29 – 12/31	—	—
Fandango Shipping Corporation(14)	Unity N	Marshall Is.	6/29 – 12/31	—	—
Flavescent Shipping Corporation(14)	Odysseus N	Marshall Is.	6/29 – 12/31	—	—
Emery Shipping Corporation(15)	Navios Gem	Marshall Is.	9/30 – 12/31	—	—
Rondine Management Inc. (15)	Navios Victory	Marshall Is.	9/30 – 12/31	—	—
Bareboat Chartered-in vessels
Cavos Navigation Co.(10)	Navios Libra	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Perivoia Shipmanagement Co.(11)	Navios TBN1	Marshall Is.	1/01 – 12/31	9/25 – 12/31	—
Pleione Management Limited(11)	Navios TBN2	Marshall Is.	1/01 – 12/31	9/25 – 12/31	—
Other
Prosperity Shipping Corporation	—	Marshall Is.	—	—	—
Aldebaran Shipping Corporation	—	Marshall Is.	—	—	—
JTC Shipping and Trading Ltd.(12)	Holding Company	Malta	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Navios Maritime Partners L.P.	N/A	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Navios Maritime Operating LLC.	N/A	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Navios Partners Finance (US) Inc.	Co-Borrower	Delaware	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Navios Partners Europe Finance Inc.	Sub-Holding Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31

(1)	The vessel was sold on December 14, 2018 (see Note 6 – Vessels, net).
(2)	The vessel was sold on December 4, 2018 (see Note 6 – Vessels, net).
(3)	The vessel was sold on December 21, 2017.
(4)	The vessel was sold on April 23, 2019 (see Note 6 – Vessels, net).
(5)	The vessel was sold on April 21, 2017.
(6)	The vessels were sold on July 2, 2018 (see Note 6 – Vessels, net).
(7)	The vessel was sold on January 12, 2017.
(8)	The vessels were acquired on December 13, 2019, following the liquidation of Navios Europe I (see Note 6 – Vessels, net).
(9)	The vessels were acquired on December 16, 2019 (see Note 6 – Vessels, net).
(10)	The vessel was delivered on July 24, 2019 (see Note 22 – Leases).
(11)	The vessels are expected to be delivered by the first half of 2021 (see Note 15 – Commitments and Contingencies).
(12)	Not a vessel-owning subsidiary and only holds right to charter-in contracts.
(13)	Vessels under a sale and leaseback transaction (see Note 22 – Leases).
(14)	The vessels were acquired on June 29, 2020, following the liquidation of Navios Europe II (see Note 6– Vessels, net).
(15)	The vessels were acquired on September 30, 2020, from Navios Holdings (see Note 6 – Vessels, net).
(16)	The vessel was sold on December 10, 2020 (see Note 6 – Vessels, net).